Net Loss Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Net Loss Per Share
14. NET LOSS PER SHARE
Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Numerator:
Net income/(loss)	21,359	(73,878)

Net loss attributable to non-controlling interests shareholders	300	—
Net accretion of convertible redeemable preferred shares	(204,364)	—
Deemed dividend to preferred shareholders due to modification	(5,940)	—

Net loss attributable to ordinary shareholders	(188,645)	(73,878)

Denominator:
- Weighted average number of ordinary shares - basic and diluted	49,329,740	179,881,274

Net loss per share attributable to ordinary shareholders:
- Basic and diluted	(3.82)	(0.41)

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding and vested RSUs during the period.
For the six months ended June 30, 2024 and 2025, the Company had potential ordinary shares, including convertible redeemable Preferred Shares, RSUs and stocks options. Assumed conversion of RSUs and stock options have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share”, due to the anti-dilutive effect. The weighted-average numbers of RSUs excluded from the calculation of diluted net loss per share of the Company were
325,009 and 344,461
for the six months ended June 30, 2024 and 2025, respectively. The weighted-average number of stock option excluded from the calculation of diluted net loss per share of the Company were nil and 2,474,527 for the six months ended June 30, 2024 and 2025, respectively (Note 13).
Assumed conversion of the convertible redeemable preferred shares have not been reflected in the dilutive calculations for the six months ended June 30, 2024, pursuant to ASC 260, “Earnings Per Share”, due to the anti-dilutive effect. The weighted-average numbers of convertible redeemable preferred shares excluded from the calculation of diluted net loss per share of the Company were 109,481,969 for the six months ended June 30, 2024 (Note 12).